April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.7%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$2,000	$ 2,103,102
Series F, 5.50%, 11/01/53	840	878,679
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	520	530,868
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	2,640	2,501,438
Series B, AMT, 4.75%, 12/01/54	1,100	1,001,236
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	470	488,291
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	610	624,893
Series A-2, 5.32%, 01/01/53	5,090	5,144,836
		13,273,343
Arizona — 1.3%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	550	485,917
Series A, 5.00%, 07/01/49	525	457,684
Series A, 5.00%, 07/01/54	405	342,436
Chandler Industrial Development Authority, RB, AMT, 4.10%, 12/01/37(a)	535	535,102
City of Mesa Arizona Utility System Revenue, RB, (AGC), 07/01/49(c)	445	434,021
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(b)	280	253,831
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	450	467,584
		2,976,575
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	1,270	1,119,177
AMT, Sustainability Bonds, 5.70%, 05/01/53	415	417,565
		1,536,742
California — 3.3%
California Community Choice Financing Authority, RB(a)
Series B-2, Sustainability Bonds, 4.07%, 02/01/52	1,500	1,397,233
Series E-2, Sustainability Bonds, 4.57%, 02/01/54	1,550	1,549,896
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	365	355,567
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	1,100	788,751
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	1,115	1,072,399
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	1,725	1,559,822
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	100	98,819
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	940	941,920
		7,764,407
Colorado — 1.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	1,700	1,606,551
Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	$205	$ 213,064
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	830	804,747
E-470 Public Highway Authority, Refunding RB, Series B, 3.67%, 09/01/39(a)	485	481,439
		3,105,801
Connecticut — 1.5%
State of Connecticut Special Tax Revenue, RB, Series A, 5.25%, 07/01/42	1,725	1,855,999
State of Connecticut, GO, Series A, 5.00%, 04/15/38	1,690	1,751,043
		3,607,042
Delaware — 0.6%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,345	1,292,643
District of Columbia — 0.0%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	105	97,778
Florida — 9.9%
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	465	384,945
Series A, 5.50%, 06/01/57	165	136,753
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	1,700	1,819,629
Collier County Health Facilities Authority, RB, 4.00%, 05/01/52	1,070	845,339
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, Convertible, 4.00%, 09/01/51	1,700	1,464,059
County of Miami-Dade Seaport Department, Refunding RB
Series A-2, (AGM), 4.00%, 10/01/49	1,700	1,492,353
Series A, AMT, 5.00%, 10/01/38	950	980,618
Series A-1, AMT, (AGM), 4.00%, 10/01/45	3,530	3,019,787
Series B-1, AMT, Subordinate, 4.00%, 10/01/46	1,700	1,444,992
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	725	556,030
Finley Woods Community Development District, SAB
4.00%, 05/01/40	265	232,390
4.20%, 05/01/50	450	369,344
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(d)(e)	190	50,572
AMT, 5.00%, 05/01/29	470	474,742
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	1,760	1,735,947
AMT, (AGM), 5.25%, 07/01/47	400	401,644
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	210	217,475
Lee County Industrial Development Authority, RB
Series B-2, 4.38%, 11/15/29	505	507,327
Series B-3, 4.13%, 11/15/29	525	523,629
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	1,000	859,082
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	770	787,658

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	$670	$ 580,127
4.00%, 05/01/50	640	498,954
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	2,065	1,729,951
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	380	318,049
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54	965	1,013,527
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, (BAM-TCRS), 3.00%, 07/01/51	1,000	689,540
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	210	210,250
		23,344,713
Georgia — 2.8%
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	1,820	1,768,396
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	195	131,625
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	1,950	1,961,236
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 4.62%, 12/01/53(a)	2,830	2,799,310
		6,660,567
Hawaii — 0.8%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	740	740,504
AMT, 5.25%, 08/01/26	1,205	1,207,231
		1,947,735
Illinois — 4.9%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,225	1,225,703
Series A, 5.00%, 12/01/40	1,165	1,135,202
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(f)	30	30,426
4.00%, 02/15/41	970	892,587
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	515	527,569
Illinois Municipal Electric Agency, Refunding RB, Series A, 5.00%, 02/01/32	880	879,721
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	4,885	4,886,470
Series A, 5.00%, 01/01/45	980	1,005,272
Series A, 4.00%, 01/01/46	1,000	906,933
		11,489,883
Indiana — 0.1%
Indiana Finance Authority, RB
5.00%, 06/01/51	220	187,076
5.00%, 06/01/56	190	158,424
		345,500
Iowa — 0.3%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	850	805,143
Security	Par (000)	Value
Kentucky — 1.4%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	$150	$ 136,080
Fayette County School District Finance Corp., RB, (BAM- TCRS), 5.00%, 06/01/47	1,995	2,034,142
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	990	1,035,833
		3,206,055
Louisiana — 2.4%
Louisiana Public Facilities Authority, RB, AMT, 5.75%, 09/01/64	1,070	1,108,432
New Orleans Aviation Board, Refunding RB, Series B, AMT, 5.25%, 01/01/45	4,275	4,415,310
		5,523,742
Maryland — 2.7%
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	2,450	2,474,088
Maryland Community Development Administration, Refunding RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 09/01/49	1,095	1,016,505
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.00%, 12/31/40	525	527,563
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	1,000	865,880
Maryland Stadium Authority, RB, 5.00%, 06/01/54	1,480	1,504,373
		6,388,409
Massachusetts — 2.8%
Commonwealth of Massachusetts, GO, Series I, 12/01/51(c)	2,200	2,524,899
Commonwealth of Massachusetts, GOL
Series D, 4.00%, 02/01/43	1,550	1,454,749
Series D, 10/01/51(c)	1,210	1,242,587
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	940	942,356
Series A, 5.00%, 01/01/47	420	398,822
		6,563,413
Michigan — 2.2%
Michigan Finance Authority, RB, 4.00%, 02/15/44	2,500	2,254,793
Michigan Finance Authority, Refunding RB
4.00%, 09/01/46	550	478,983
4.00%, 11/15/46	1,300	1,074,867
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	895	894,998
Ottawa County Building Authority, RB, 4.00%, 05/01/47	500	458,164
		5,161,805
Minnesota — 1.5%
Minneapolis-St. Paul Metropolitan Airports Commission, ARB, AMT, 5.25%, 01/01/49	1,900	1,936,468
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	1,520	1,607,036
		3,543,504
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mississippi — 2.1%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	$2,225	$ 2,258,589
State of Mississippi Gaming Tax Revenue, RB, Series A, 4.00%, 10/15/38	2,815	2,674,083
		4,932,672
Missouri — 0.3%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 5.25%, 02/01/48	330	329,647
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 5.00%, 11/01/55	380	381,879
		711,526
Montana — 0.5%
Flathead County School District No. 44 Whitefish, GO, (BAM), 5.25%, 07/01/44	1,000	1,073,293
Montana Board of Housing, RB, S/F Housing, Series B-2, 3.60%, 12/01/47	165	138,246
		1,211,539
Nevada — 0.5%
City of Las Vegas Nevada Special Improvement District No. 814, SAB
4.00%, 06/01/39	120	106,781
4.00%, 06/01/44	310	260,302
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	305	308,834
5.00%, 07/01/45	400	401,355
		1,077,272
New Hampshire — 1.5%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	2,310	2,175,094
New Hampshire Business Finance Authority, Series 2025-1, Class A1, 4.17%, 01/20/41(a)	365	346,310
New Hampshire Business Finance Authority, RB, M/F Housing
Class B, 5.75%, 04/28/42	460	463,593
Series 2, Sustainability Bonds, 4.25%, 07/20/41	548	522,116
		3,507,113
New Jersey — 6.1%
New Jersey Economic Development Authority, RB
5.00%, 06/15/34	635	666,179
5.00%, 06/15/36	810	844,223
AMT, (AGM), 5.00%, 01/01/31	1,355	1,361,115
AMT, 5.38%, 01/01/43	1,940	1,940,633
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,500	1,342,853
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	235	228,932
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	935	904,169
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,355	1,285,376
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	1,820	1,744,734
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	993,721
Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued)
Series A, 5.25%, 06/01/46	$2,240	$ 2,249,740
Sub-Series B, 5.00%, 06/01/46	755	722,843
		14,284,518
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	135	128,444
New York — 11.0%
City of New York, GO
Series D, 4.00%, 04/01/50	1,190	1,053,447
Series -G-1, 5.25%, 02/01/53	195	205,607
New York City Transitional Finance Authority, RB, 5.00%, 05/01/47	1,250	1,296,438
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	760	755,278
Series 1, 4.00%, 02/15/43	1,750	1,615,469
Series A, Sustainability Bonds, 3.00%, 11/15/51	210	144,232
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 05/01/36	3,500	3,500,000
Series A, 4.00%, 03/15/54	3,525	3,109,104
Series A, 5.00%, 03/15/55	750	768,689
New York State Thruway Authority, RB, Sustainability Bonds, 4.13%, 03/15/56	1,675	1,472,898
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	465	481,822
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,025	1,039,320
AMT, 4.00%, 04/30/53	605	484,337
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	2,055	2,069,776
AMT, Sustainability Bonds, 5.38%, 06/30/60	5,350	5,338,208
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, Sustainability Bonds, 5.50%, 05/15/52	1,550	1,638,031
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	899,972
		25,872,628
North Carolina — 2.6%
City of Raleigh North Carolina Combined Enterprise System Revenue, Refunding RB, Series A, 4.00%, 12/01/35	1,200	1,184,877
University of North Carolina at Chapel Hill, Refunding RB, Series A, 3.57%, 12/01/41(a)	4,970	4,969,058
		6,153,935
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	880	885,334
Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,155	1,855,288
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FHLMC), 4.82%, 11/01/43	705	702,453
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	270	278,718
State of Ohio, RB, Series P3, AMT, 5.00%, 12/31/39	1,325	1,325,489
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,275	1,897,111
		6,059,059

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oklahoma — 2.3%
Oklahoma Turnpike Authority, RB
5.50%, 01/01/53	$2,055	$ 2,179,183
Series A, 4.00%, 01/01/48	3,600	3,326,702
		5,505,885
Oregon — 0.3%
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A, 2nd Lien, 5.00%, 10/01/49	735	762,473
Pennsylvania — 12.8%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	670	692,394
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	165,522
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/52	2,000	1,928,289
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	1,415	1,364,094
Geisinger Authority, Refunding RB
4.00%, 04/01/50	3,080	2,634,877
Series A-1, 4.00%, 02/15/47	2,815	2,429,604
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	675	651,927
Montgomery County Higher Education and Health Authority, Refunding RB
Class B, 4.00%, 05/01/52	2,115	1,762,353
Class B, 05/01/57(c)	2,500	2,423,052
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	590	585,724
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	5,930	5,797,586
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.50%, 06/30/43	515	528,783
AMT, 5.25%, 06/30/53	1,000	1,002,381
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.45%, 04/01/51	3,300	3,427,386
Pennsylvania Turnpike Commission, RB
Series A, Subordinate, 5.00%, 12/01/37	750	783,500
Series A-1, Subordinate, 5.00%, 12/01/46	1,300	1,299,014
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	1,285	1,315,570
Pittsburgh School District, GOL, (SAW), 3.00%, 09/01/41	1,165	919,548
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	400	420,264
		30,131,868
Puerto Rico — 5.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,022	4,628,147
Series A-1, Restructured, 5.00%, 07/01/58	4,244	4,033,059
Series A-2, Restructured, 4.78%, 07/01/58	264	241,231
Series A-2, Restructured, 4.33%, 07/01/40	1,709	1,602,638
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-2, Restructured, 4.78%, 07/01/58	$394	$ 361,225
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(g)	4,757	1,525,012
		12,391,312
South Carolina — 1.7%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,970	2,089,968
South Carolina Jobs-Economic Development Authority, RB(b)
5.00%, 01/01/55	825	686,982
7.50%, 08/15/62	390	357,076
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	860	868,435
		4,002,461
Tennessee — 1.7%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,000	2,965,467
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	1,020	1,069,056
		4,034,523
Texas — 8.4%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	410	393,819
7.88%, 11/01/62	360	364,808
Aubrey Independent School District, GO, (PSF), 4.00%, 02/15/52	1,000	893,862
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/33	2,500	2,474,627
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/37	360	362,147
Dallas Independent School District, Refunding GO, (PSF), 4.00%, 02/15/53	900	803,303
Del Valle Independent School District Texas, GO, (PSF), 4.00%, 06/15/47	1,410	1,292,656
EP Royal Estates PFC, RB, M/F Housing, 4.25%, 10/01/39	335	318,258
Gunter Independent School District, GO, (PSF), 4.00%, 02/15/53	815	709,767
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	440	341,515
Permanent University Fund - Texas A&M University System, Refunding RB, Series A, 5.00%, 07/01/54	635	659,142
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	1,620	1,652,106
Series B, 5.00%, 07/01/36	2,500	2,563,629
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	2,500	2,462,190
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	221,055
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	$2,935	$ 3,058,012
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	1,050	1,066,687
		19,637,583
Utah — 1.2%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	135	131,384
County of Utah, RB
Series A, 3.00%, 05/15/50	1,840	1,287,565
Series B, 4.00%, 05/15/47	1,340	1,152,532
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	325	310,584
		2,882,065
Virginia — 1.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	955	844,510
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	2,525	2,412,928
		3,257,438
Washington — 1.2%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 3.85%, 01/01/40(a)	615	604,004
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	875	863,267
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.08%, 03/20/40(a)	892	820,131
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	215	215,464
Series A, 5.00%, 07/01/48	205	203,611
		2,706,477
West Virginia — 1.1%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	2,810	2,488,725
Wisconsin — 1.8%
Public Finance Authority, RB
Class A, 5.00%, 06/15/51(b)	550	421,571
Series A, 5.00%, 07/01/55(b)	305	256,600
Series A-1, 4.50%, 01/01/35(b)	475	459,619
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,350	1,389,333
Public Finance Authority, Refunding RB
5.00%, 09/01/49(b)	285	260,017
5.25%, 11/15/55	475	483,875
Series B, AMT, 5.00%, 07/01/42	990	955,914
		4,226,929
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	855	754,629
Total Municipal Bonds — 113.4% (Cost: $273,250,686)		266,241,208
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Florida — 6.8%
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/48	$6,218	$ 6,353,080
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	4,100	4,249,821
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	5,000	5,293,436
		15,896,337
Massachusetts — 1.5%
Commonwealth of Massachusetts, GO, Series E, 5.00%, 08/01/54	3,380	3,486,921
Missouri — 1.8%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53(i)	5,000	4,188,638
New York — 17.6%
New York City Municipal Water Finance Authority, RB, Series BB, 5.00%, 06/15/52(i)	6,478	6,722,738
New York City Transitional Finance Authority, RB, Series H-1, 5.00%, 11/01/50	5,434	5,594,939
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/63	3,373	3,439,442
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/53(i)	3,073	3,157,814
Series D, 4.00%, 02/15/47	4,995	4,548,617
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	10,000	10,043,324
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.50%, 05/15/63	8,263	7,862,203
		41,369,077
Oregon — 2.3%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 30A, AMT, Sustainability Bonds, 5.25%, 07/01/44	5,320	5,504,462
Pennsylvania — 5.2%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.50%, 09/01/53	2,831	2,991,002
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	3,989	4,100,967
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	4,995	5,218,878
		12,310,847
South Carolina — 4.5%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	10,005	10,568,903
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 39.7% (Cost: $94,913,947)		93,325,185
Total Long-Term Investments — 153.1% (Cost: $368,164,633)		359,566,393

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(j)(k)	11,952,549	$ 11,953,744
Total Short-Term Securities — 5.1% (Cost: $11,953,744)		11,953,744
Total Investments — 158.2% (Cost: $380,118,377)		371,520,137
Other Assets Less Liabilities — 2.1%		5,116,895
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.1)%		(63,730,490)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (33.2)%		(78,000,000)
Net Assets Applicable to Common Shares — 100.0%		$ 234,906,542

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Zero-coupon bond.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 15, 2032 to June 1, 2046, is $9,753,733.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 401,079	$ 11,552,634 (a)	$ —	$ 152	$ (121)	$ 11,953,744	11,952,549	$ 213,563	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 266,241,208	$ —	$ 266,241,208
Municipal Bonds Transferred to Tender Option Bond Trusts	—	93,325,185	—	93,325,185
Short-Term Securities
Money Market Funds	11,953,744	—	—	11,953,744
	$11,953,744	$359,566,393	$—	$371,520,137
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(63,319,004)	$—	$(63,319,004)
VMTP Shares at Liquidation Value	—	(78,000,000)	—	(78,000,000)
	$—	$(141,319,004)	$—	$(141,319,004)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding